UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

________________ to ________________

Date of Report (Date of earliest event reported): ___________________

Commission File Number of securitizer: _______________________

Central Index Key Number of securitizer: _______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule l 5Ga-l (c)(1) □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule l 5Ga-l (c)(2)(i) □
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule l 5Ga-l (c)(2)(ii) □

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0000908777

Ronda RMBS 2025 Designated Activity Company

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): _________________

Vanessa Resnick, +44 (0)207 774 1000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240. lSGa-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibits 99.1 and 99.2 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 7, 2025	GOLDMAN SACHS INTERNATIONAL (Securitizer)

By: /s/ Michael Price
Name: Michael Price
Title: Managing Director

EXHIBIT INDEX

Exhibit Number

99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures, dated October 1, 2025, of Deloitte LLP
99.2	Lender Due Diligence Report, dated May 2025, of Quadrin Financial Services Limited